CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2018
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY
10.	CONTRIBUTED EQUITY

		2018	2017
	Note	US$	US$
Issued capital
559,030,352 fully paid ordinary shares (2017: 454,030,352) (2016: 397,808,129)	10(a)	40,483,348	28,512,793

(a)	Movements in issued capital

Date	Details	Number of Ordinary Shares	Issue Price		US$
1 Jul 2017	Opening balance	454,030,352		—	28,512,793
3 Nov 2017	Share placement	100,000,000	$	A0.16	12,304,000
30 May 2018	Exercise of incentive options	5,000,000	$	A0.05	187,525
30 May 2018	Transfer from share-based payment reserve	—		—	136,746
	Share issue costs	—		—	(657,716)
30 Jun 2018	Closing balance	559,030,352			40,483,348
1 Jul 2016	Opening balance	397,808,129		—	24,908,762
13 – 21 Apr 2017	Share placement	56,222,223	$	A0.09	3,840,034
	Share issue costs	—		—	(236,003)
30 Jun 2017	Closing balance	454,030,352		—	28,512,793

(b)	Rights attaching to ordinary shares

The rights attaching to fully paid ordinary shares (“Shares”) arise from a combination of the Company's Constitution, statute and general law. Shares issued following the exercise of Options or conversion of Performance Rights in accordance with notes 11(c) and 11(d) will rank equally in all respects with the Company's existing Shares.

(i)	Shares

The issue of shares in the capital of the Company and options over unissued shares by the Company is under the control of the directors, subject to the Corporations Act 2001, ASX Listing Rules and any rights attached to any special class of shares.

(ii)	Meetings of Members

Directors may call a meeting of members whenever they think fit. Members may call a meeting as provided by the Corporations Act 2001. The Constitution contains provisions prescribing the content requirements of notices of meetings of members and all members are entitled to a notice of meeting. A meeting may be held in two or more places linked together by audio-visual communication devices. A quorum for a meeting of members is 2 shareholders. The Company holds annual general meetings in accordance with the Corporations Act 2001 and the Listing Rules.

(iii)	Voting

Subject to any rights or restrictions at the time being attached to any shares or class of shares of the Company, each member of the Company is entitled to receive notice of, attend and vote at a general meeting. Resolutions of members will be decided by a show of hands unless a poll is demanded. On a show of hands each eligible voter present has one vote. However, where a person present at a general meeting represents personally or by proxy, attorney or representative more than one member, on a show of hands the person is entitled to one vote only despite the number of members the person represents. On a poll each eligible member has one vote for each fully paid share held and a fraction of a vote for each partly paid share determined by the amount paid up on that share.

(iv)	Changes to the Constitution

The Company's Constitution can only be amended by a special resolution passed by at least three quarters of the members present and voting at a general meeting of the Company. At least 28 days' written notice specifying the intention to propose the resolution as a special resolution must be given.

(v)	Listing Rules

Provided the Company remains admitted to the Official List, then despite anything in its Constitution, no act may be done that is prohibited by the Listing Rules, and authority is given for acts required to be done by the Listing Rules. The Company's Constitution will be deemed to comply with the Listing Rules as amended from time to time.